COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17 – COMMITMENTS, CONTINGENCIES AND BOARD OF DIRECTORS’ ACTIONS

The following table summarizes the Company’s obligations to make future payments pursuant to certain contracts or arrangements as of September 30, 2015, as well as an estimate of the timing in which these obligations are expected to be satisfied:

	Payments Due by Period
Contractual Obligations	Total	2015	2016-2017	2018-2019	After 2019

Long-Term Debt Obligations	$1,377,145	$494,372	$691,976	$190,797	$-
Capital Lease Obligations	$29,439	$1,973	$17,479	$9,987	$-
Operating Lease Obligations	$536,148	$34,834	$273,254	$121,089	$106,971
Purchase Obligations	$155,926	$77,963	$77,963	$-	$-
Other Long-Term Liabilities	$475,000	$-	$475,000	$-	$-
Total Contractual Obligations	$2,573,658	$609,142	$1,535,672	$321,873	$106,971

With regards to purchase obligations listed above, the Company placed a demand purchase order for $433,130 with its VidTac contract manufacturer for finished units to be delivered ratably throughout an eight-month period commencing in May 2015.  The purchase obligation required a 10% down payment at the time of order placement. At September 30, 2015, the Company had taken delivery of units related to this purchase obligation valued at approximately $260,000.

The Company’s purchase order placed with the contract manufacturer is non-cancellable; however, there are some relief provisions: (1) the Company may change the original requested delivery dates if it gives sufficient advance notice to the contract manufacturer; and (2) should the Company elect to cancel the purchase order in total or in part, it would only be financially responsible for any materials that could not be returned by the contract manufacturer to its source suppliers.

Compensation

The Company has entered into employment agreements with its Co-founders, Russell Chaney and Shane Rapp. Such agreements provide for voluntary elections by Mr. Chaney and Mr. Rapp to forego certain specified salary increases until the Company becomes profitable or until the Company secures sufficient funding to sustain operations. The value of each person’s foregone salary for each of the six months ended September 30, 2015 and 2014 totaled $30,000 for Mr. Chaney and $29,250 for Mr. Rapp and was recorded as contributed capital in Additional Paid-in Capital on the Company’s Balance Sheet.

Litigation

The Company is not currently involved in any material legal proceedings. From time-to-time the Company anticipates it will be involved in legal proceedings, claims, and litigation arising in the ordinary course of business and otherwise. The ultimate costs to resolve any such matters could have a material adverse effect on the Company’s financial statements. The Company could be forced to incur material expenses with respect to these legal proceedings, and in the event there is an outcome that is adverse to it, the Company’s financial position and prospects could be harmed.

Other approval and adoption actions taken by the Company’s Board of Directors

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On September 9, 2015, the Company’s board of directors approved and adopted the Amended and Restated Bylaws of the Company (the “Amended and Restated Bylaws”), which amend and restate the provisions of the Company’s existing bylaws, as amended, in their entirety. The Amended and Restated Bylaws reflect changes that conform with provisions that are more customary for publicly owned companies; they provide, among other things:

·	Updated procedures for conducting stockholder meetings, including notice requirements for regular and special meetings, quorum requirements, use of proxies and stockholder action by written consent;
·	Updated procedures by which directors may resign from the board; conduct meetings and designate committees;
·	Updated descriptions and duties for corporate officers; and
·	Procedure outlining the process for transferring stock certificates.

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The Company’s board of directors also approved and adopted the “Code of Business Conduct and Ethics for COPsync, Inc.”  The Code of Ethics is applicable to members of the Board of Directors, officers and employees of the Company.  The Code of Ethics addresses such individuals’ conduct with respect to, among other things, the accuracy of the Company’s records, conflicts of interests, company opportunities, intellectual property and confidential information, proper use of Company assets and reporting suspected illegal or unethical behavior. The above description of the Code of Ethics is qualified in its entirety by reference to the Code of Ethics.

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On September 9, 2015, the Company’s Board of Directors established a separate audit committee, compensation committee and nominating and corporate governance committee of the Board.  The Company’s Board of Directors also elected Joseph Alosa, Sr. to serve as the Company’s Chairman, replacing our prior Chairman, Russell D. Chaney.

NOTE 16 -     COMMITMENTS AND CONTINGENCIES

Consulting Agreements

On July 21, 2014, the Company executed a six-month consulting agreement with a third party service provider for corporate advisory services.  After the six month period is over, the agreement may be extended for an additional six-month period, provided either party may cancel the agreement upon the submission of a ten day written notice.  One element of compensation to the consultant is a $7,500 monthly payment.  Another element is the Company’s issuance of warrants to purchase 6,000 shares of the Company’s common stock (see Note 14).  Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the Company conduct future business with a party originally introduced to the Company by the consultant.

On October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  After the six month period is over, either party may cancel the agreement upon the submission of a thirty day written notice.  One element of compensation to the consultant is a $5,000 non-refundable monthly payment.  The Company has also agreed to reimburse the consultant for reasonable travel and other out-of-pocket expenses.  Another element is the Company’s issuance of 47,500 stock grant (see Note 11).  Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the company become involved in a public offering.

Also on October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for advisory services.  The agreement called for compensation consisting of the Company issuing 2,500 shares of its common stock to the provider.  The agreement may be extended upon mutual agreement between the two parties.

On November 1, 2014, the Company executed a six-month consulting agreement with a third party service provider for promotion and sales of the Company’s COPsync911 and VidTac products in certain markets.  The agreement may be extended upon mutual agreement between the two parties.  One element of compensation to the consultant is a $10,000 monthly fee, with $5,000 being paid each month and the balance being deferred until the end of the initial six month period, at which time the cumulative deferral will be paid.  The Company has also agreed to reimburse the consult for reasonable travel and other out-of-pocket expenses.

Significant Purchase Orders

In July 2014, the Company placed a demand purchase order valued at $433,000 with the contract manufacturer for finished units to be delivered ratably throughout the year and into early fiscal year 2015 (see Note 4).  The remaining commitment value for this purchase order at December 31 2014, $155,925.

In December 2014, the Company placed a demand purchase order for $433,000 with its contract manufacturer for VidTac finished units to be delivered ratably in fiscal year 2015, beginning in May 2015 (see Note 4).  This order is to cover forecasted demand for the product during the delivery period, as well as to accommodate the long-lead times required for procuring certain components from off-shore manufacturers.  The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by payment terms of Net 30 days from invoice date once the units are delivered to finished goods inventory.

Office Leases

At December 31, 2014, our principal properties consisted of a leased facility in the Dallas area (approximately 7,000 square feet), where our research and development, sales and marketing, finance and administrative functions are located and a leased facility in New Braunfels, Texas (approximately 2,500 square feet), where our customer support and operational activities are located.  The Dallas area location is subject to a thirty-month sublease expiring on August 31, 2015.  We terminated our previous month-to-month lease for office space located in Canyon Lake, Texas in June 2014, and moved that office to New Braunfels.  We believe our present facilities are adequate for our foreseeable needs, and are currently reviewing lease renewal options for the Dallas facility.

The sublease for the Dallas area facility is for 30 months, effective March 1, 2013, and calls for monthly lease payments of $7,502, with the first month’s rent being waived.

The lease for the New Braunfels facility is for fifty-one months, effective June 6, 2014, and calls for initial monthly lease payments of $2,906 with the first month’s rent being waived. At each yearly anniversary, the monthly payment increases approximately 7%.

Future annual lease payments as of December 31, 2013 are as follows:

	Total	2015	2016-2017	2018-2019	After 2019

Operating Lease Obligations	$192,868	$95,927	$79,297	$17,644	$-

Litigation

The Company is not currently involved in any material legal proceedings.  From time-to-time the Company anticipates that it will be involved in legal proceedings, claims, and litigation arising in the ordinary course of its business and otherwise.  The ultimate costs to resolve any such matters could have a material adverse effect on the Company’s financial statements.  The Company could be forced to incur material expenses with respect to these legal proceedings and, in the event there is an outcome in any that is adverse to the Company, its financial position and prospects could be harmed.